Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Allowance of Doubtful Accounts	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Allowance of Doubtful Accounts [Abstract]
Beginning balance	¥ 237,704	$ 33,561	¥ 4,744,565
Addition	8,761,236	1,236,992	237,704
Write off	(25,493)	(3,600)	(4,744,565)
Ending balance	¥ 8,973,447	$ 1,266,953	¥ 237,704	¥ 4,744,565